TAXES BASED ON INCOME - Effective Tax Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 01, 2022	Jan. 02, 2021	Dec. 28, 2019
Effective tax rate (as a percent)	25.00%	24.10%	(22.70%)
Recognized loss on settlements	$ 1.6	$ 0.5	$ 444.1
Net tax charge related to the tax on global intangible low-taxed income ("GILTI") of foreign subsidiaries and the recognition of foreign withholding taxes on current year earnings, partially offset by the benefit from foreign-derived intangible income ("FDII")	28.5	22.1	24.7
Deferred tax liability related to future tax consequences from repatriating accumulated earnings from foreign subsidiaries that are not indefinitely reinvested	16.2
Return-to-provision adjustment related to an election to be made on our 2019 amended U.S. tax return		$ 12.5
Return-to-provision benefit on amended 2020 U.S. tax return.	11.3
Return-to-provision benefit related to a GILTI exclusion election made on our amended 2018 U.S. federal tax return	14.1
Return-to-provision benefit related to a GILTI exclusion election and a higher FDII deduction upon completion of our 2020 U.S. federal tax return	$ 8.7
ADPP
Tax benefits related to the effective settlement of the ADPP			179.0
Tax effect on the pretax charge			102.0
Recognized loss on settlements			444.0
Release of stranded tax effects in AOCI through the income statement			77.0
Tax benefit from a foreign structuring transaction resulting in previously recognized tax losses becoming permanent			$ 47.9